JOINT VENTURES AND ASSOCIATES	12 Months Ended
Jun. 30, 2021
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

13. JOINT VENTURES AND ASSOCIATES

	06/30/2021	06/30/2020	06/30/2019
Assets
Synertech Industrias S.A.	27,572,597	24,619,773	25,297,376
Indrasa Biotecnología S.A.	54,957	33,019	23,652
Alfalfa Technologies S.R.L.	97,920	—	—
Moolec Science Limited (Note 6)	2,931,699	—	—
	30,657,173	24,652,792	25,321,028

	06/30/2021	06/30/2020	06/30/2019
Liabilities
Trigall Genetics S.A.	1,278,250	1,548,829	1,970,903
	1,278,250	1,548,829	1,970,903

Changes in joint ventures investments and affiliates:

	06/30/2021	06/30/2020	06/30/2019
As of the beginning of the year	23,103,963	23,350,125	17,059,757
Adjustment of opening net book amount for the application of IAS 29	—	—	8,328,794
Monetary contributions	101,883	—	129,340
Non-monetary contributions (Note 6)	2,931,699	250,000	94,355
Parent company investment	—	—	294,041
Loss of control of Indrasa Biotecnología S.A.	—	—	10,591
Acquisition of control of Semya S.A.	—	—	(3,684,585)
Revaluation of property, plant and equipment	(413,618)	521,406	94,009
Foreign currency translation	2,657,567	(3,494,761)	11,337
Share of profit or loss	997,429	2,477,193	1,012,486
As of the end of the year	29,378,923	23,103,963	23,350,125

Share of profit or loss of joint ventures and affiliates:

	06/30/2021	06/30/2020	06/30/2019
Trigall Genetics S.A.	270,579	171,502	(2,647)
Bioceres Crops S.A.	—	—	(22,895)
Synertech Industrias S.A.	708,550	2,294,332	1,034,818
Indrasa Biotecnología S.A.	18,300	11,359	3,210
	997,429	2,477,193	1,012,486

There are no significant restrictions on the ability of the joint ventures and affiliates to transfer funds to the Group for cash dividends, or to repay loans or advances made by the Group, except for the legal obligation to establish a legal reserve for 5% of the profit for the year until reaching 20% of the capital.

Summarized financial information prepared in accordance with International Financial Reporting Standards ("IFRS") in relation to the joint ventures is presented below:

	Trigall Genetics
Summarised balance sheet	06/30/2021	06/30/2020	06/30/2019
Current assets
Cash and cash equivalents	13,798	1,331	13,114
Other current assets	1,949,590	1,024,793	323,265
Total current assets	1,963,388	1,026,124	336,379
Non-current assets
Intangible assests	13,335,653	11,776,705	10,214,575
Total non-current assets	13,335,653	11,776,705	10,214,575
Current liabilities
Financial liabilities	—	—	9,476,272
Other current liabilities	1,257,070	869,700	1,016,083
Total current liabilities	1,257,070	869,700	10,492,355
Non-current liabilities
Financial liabilities	12,184,030	10,831,048	—
Other non- current liabilities	1,000,774	831,685	460,268
Total non-current liabilities	13,184,804	11,662,733	460,268
Net assets	857,167	270,396	(401,669)

	Trigall Genetics
Summarised statements of comprenhensive income	06/30/2021	06/30/2020	06/30/2019
Revenue	1,110,303	799,625	367,646
Finance income	22,470	79,442	54,003
Finance expense	(3,586)	(1,863)	(16,145)
Depreciation and amortization	—	—	—
Profit (loss) of the year	586,773	172,670	(33,195)
Other comprenhensive income	—	—	—
Total comprenhensive income (loss)	586,773	172,670	(33,195)

	Synertech
Summarised balance sheet	06/30/2021	06/30/2020	06/30/2019
Current assets
Cash and cash equivalents	540,149	18,251	40,634
Other current assets	17,274,878	17,983,868	5,709,650
Total current assets	17,815,027	18,002,119	5,750,284
Non-current assets
Property,plan and equipment	13,422,832	14,168,459	15,046,903
Other non- current assets	39,171	—	—
Total non-current assets	13,462,003	14,168,459	15,046,903
Current liabilities
Financial liabilities	1,346,327	5,484,866	921,703
Other current liabilities	6,807,330	4,719,276	4,595,906
Total current liabilities	8,153,657	10,204,142	5,517,609
Non-current liabilities
Financial liabilities	331,306	2,783,951	—
Other non- current liabilities	4,119,471	2,554,905	3,974,975
Total non-current liabilities	4,450,777	5,338,856	3,974,975
Net assets	18,672,596	16,627,580	11,304,603

	Synertech
Summarised statements of comprenhensive income	06/30/2021	06/30/2020	06/30/2019
Revenue	23,759,744	21,501,725	18,305,953
Finance income	5,584,007	3,805,655	2,434,610
Finance expense	(6,283,955)	(6,666,508)	(6,193,963)
Depreciation and amortization	(39,171)	(1,076,699)	(1,074,552)
Profit of the year	1,776,244	5,099,852	2,278,859
Other comprenhensive (loss) income	(827,236)	1,042,811	334,403
Total comprenhensive income	949,008	6,142,663	2,613,262